Accounts Payable And Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounts Payable And Accrued Expenses [Abstract]
Accounts Payable And Accrued Expenses

4.  Accounts Payable and Accrued Expenses

	March 31,	December 31,
	2020	2019

Trade payables	$891,419	$488,285
Accrued expenses	165,931	471,700
Accrued research and development contract costs	125,992	221,170
Payroll liabilities	53,665	84,576

	$1,237,007	$1,265,731

6.Accounts Payable and Accrued Expenses

	December 31,	December 31,
	2019	2018

Trade payables	$488,285	$547,519
Accrued expenses	471,700	140,637
Accrued research and development contract costs	221,170	1,782,131
Payroll liabilities	84,576	682,263

	$1,265,731	$3,152,550